FLOW THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
FLOW THROUGH SHARE PREMIUM LIABILITY
schedule of the liability portion

	August 26,	September 2,	June 23,	June 14,
	2022	2022	2023	2024	Total
Balance, December 31, 2022	$872	$170	$-	$-	$1,042
Settlement of flow-through share premium liability upon incurring eligible expenditures	(872)	(170)	(534)	-	(1,576)
Liability incurred for flow-through share issued June 23, 2023	-	-	1,759	-	1,759
Balance, December 31, 2023	$-	$-	$1,225	$-	$1,225
Settlement of flow-through share premium liability upon incurring eligible expenditures	-	-	(1,225)	(822)	(2,047)
Liability incurred for flow-through share issued June 14, 2024	-	-	-	1,799	1,799
Balance, December 31, 2024	$-	$-	$-	$977	$977